Concentrations (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Concentrations (Details) [Line Items]
Federally insured limit amount (in Dollars)	$ 250,000		$ 250,000
Concentrations of foreign sales (in Dollars)	$ 4,509	$ 0	$ 0	$ 0
Sales Revenue, Net [Member]
Concentrations (Details) [Line Items]
Number of customers	1	1	1	2
Concentration risk percentage			89.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			73.00%	57.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage				23.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	85.00%	80.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customers	3		3	3
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			50.00%	53.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			23.00%	24.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			15.00%	20.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	73.00%		50.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	13.00%		23.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	11.00%		15.00%
Purchase [Member]
Concentrations (Details) [Line Items]
Number of suppliers	1	3	2	1
Purchase [Member] | Supplier One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			17.00%	22.00%
Purchase [Member] | Supplier Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			13.00%
Accounts Payable [Member]
Concentrations (Details) [Line Items]
Number of suppliers	2		3	3
Accounts Payable [Member] | Supplier One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			27.00%	14.00%
Accounts Payable [Member] | Supplier Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			24.00%	21.00%
Accounts Payable [Member] | Supplier Three [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			13.00%	19.00%
Supplier One [Member] | Purchase [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	14.00%	21.00%
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	13.00%		27.00%
Supplier Two [Member] | Purchase [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		11.00%
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	15.00%		24.00%
Supplier Three [Member] | Purchase [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		10.00%
Supplier Three [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage			13.00%